Results for the Year - Range of exercise (Details) EquityInstruments in Thousands	1 Months Ended		12 Months Ended
	Apr. 30, 2019 $ / shares	Jun. 30, 2017 $ / shares	Dec. 31, 2021 EquityInstruments $ / shares	Dec. 31, 2020 Y EquityInstruments $ / shares	Dec. 31, 2019 EquityInstruments	Dec. 31, 2018 EquityInstruments
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price per share, options	$ 0.60	$ 2.04		$ 0.60
Outstanding options | EquityInstruments			3,011	6,442	12,898	12,980
Dividend yield (%)				0.00%
Expected volatility (%)				85.00%
Risk-free interest rate (%)				2.30%
Expected life of the equity award (years) | Y				3
Share price				$ 0.60
Average fair value per option or warrant granted ($)				$ 0.33
$0.0015
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price per share, options			$ 0.0015
Outstanding options | EquityInstruments			2,884	4,910	6,318
$0.60 to $1.26
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding options | EquityInstruments			7	141	193
$0.60 to $1.26 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price per share, options			$ 0.60
$0.60 to $1.26 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price per share, options			$ 1.26
$2.24 to $2.83
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding options | EquityInstruments			120	120	2,618
$2.24 to $2.83 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price per share, options			$ 2.24
$2.24 to $2.83 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price per share, options			2.83
$3.77
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price per share, options			3.77
Outstanding options | EquityInstruments				674	674
$4.51 to $6.92
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding options | EquityInstruments				597	597
$4.51 to $6.92 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price per share, options			4.51
$4.51 to $6.92 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price per share, options			6.92
$14.13
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price per share, options			$ 14.13
Outstanding options | EquityInstruments					2,498